Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022
Stockholders' Equity Note [Abstract]
Schedule of outstanding class A shares to be issued [Table Text Block]
	Number of Shares	Price per Share	Value of Shares
Amount to be issued to SDP sellers - May 31, 2022	19,162,000	0.75	$14,371,500
Shares issued	(143,000)	0.75	(107,250)
Balance as at May 31, 2022	19,019,000	0.75	$14,264,250

Schedule of outstanding stock options [Table Text Block]
Grant date	Exercise price	Number of options	Number of vested options	Weighted Avg Remaining Life (years)
March 28, 2014	$2.13	5,103	5,103	1.83
September 23, 2019	0.19	28,155	-	2.32
May 29, 2020	0.27	73,700	73,700	2.99
August 18, 2020	0.19	73,700	73,700	8.22
June 8, 2021	0.99	434,830	-	4.01
June 8, 2021	0.86	1,647,990	-	4.01
June 8, 2021	0.86	250,000	250,000	4.01
July 7, 2021	1.39	400,000	-	4.22
December 6, 2021	0.65	1,185,400	-	4.52
January 19, 2022	0.65	150,000	-	4.64
March 9, 2022	0.54	240,000	-	4.78
April 13, 2022	0.78	236,700	-	4.87
April 26, 2022	0.90	350,000	-	4.91
Total	$0.82	5,075,578	402,503	4.34

Grant date	Exercise price	Number of options	Number of vested options	Weighted Avg Remaining Life (years)
March 28, 2014	$2.13	5,103	5,103	2.08
September 23, 2019	0.19	56,309	-	2.57
May 29, 2020	0.27	73,700	73,700	3.25
August 18, 2020	0.19	73,700	73,700	8.47
June 8, 2021	0.99	434,830	-	4.26
June 8, 2021	0.86	1,647,990	-	4.26
June 8, 2021	0.86	250,000	250,000	4.26
July 7, 2021	1.39	400,000	-	4.77
December 6, 2021	0.65	1,185,400	-	4.77
January 19, 2022	0.65	150,000	-	4.89
Total	$0.78	4,277,032	402,503	4.30

Schedule of stock option activity [Table Text Block]
A summary of the Company's options are as follows:	Number of Options	Weighted Avg. Exercise Price
Balance as at February 28, 2021	2,793,380	$0.27
Options exercised	(1,605,042)	0.23
Options expired and forfeited	(1,345,746)	-
Options issued	4,434,440	0.75
Balance as at February 28, 2022	4,277,032	$0.78
Options exercised	(28,154)	0.01
Options exercised and forfeited	-	-
Options issued	826,700	0.12
Balance as at May 31, 2022	5,075,578	$0.82

	Number of Options	Weighted Avg. Exercise Price
Balance as at February 29, 2020	1,181,709	0.31
Options exercised	(28,154)	0.19
Options issued	1,639,825	0.23
Balance as at February 28, 2021	2,793,380	$0.27
Options exercised	(1,605,042)	0.23
Options expired	(1,345,746)	-
Options issued	4,434,440	0.75
Balance as at February 28, 2022	4,277,032	$0.78

Schedule of warrants issued [Table Text Block]
Grant date	Exercise price	Number of warrants	Number of vested warrants	Weighted Avg Remaining Life (years)
May 21, 2021	41.25	2,121,232	2,121,232	0.55
May 21, 2021	0.47	421,414	421,414	0.55
May 21, 2021	0.85	243,675	243,675	0.55
November 11, 2021	0.86	199,804	199,804	1.45
February 15, 2022	0.55	542,431	542,431	2.71
February 15, 2022	0.70	7,749,000	7,749,000	2.71
Total	$0.79	11,277,556	11,277,556	2.16

Grant date	Exercise price	Number of warrants	Number of vested warrants	Weighted Avg Remaining Life (years)
May 21, 2021	$1.25	2,121,232	2,121,232	0.80
May 21, 2021	0.47	876,231	876,231	0.80
May 21, 2021	0.85	243,675	243,675	0.80
November 11, 2021	0.86	199,804	199,804	1.70
February 15, 2022	0.55	542,431	542,431	2.96
February 15, 2022	0.70	7,749,000	7,749,000	2.96
Total	$0.79	11,732,373	11,732,373	2.35

Schedule of summary warrant [Table Text Block]
	Number of Warrants	Weighted Avg. Exercise Price
Balance as at February 28, 2021	-	$-
Warrants issued as part of finance deal	10,070,036	0.70
Broker warrants issued as part of finance deal	1,662,337	0.09
Balance as at February 28, 2022	11,732,373	$0.79
Warrants issued as part of finance deal	-	-
Broker warrants issued as part of finance deal	-	-
Broker warrants exercised	(454,817)
Balance as at May 31, 2022	11,277,556	$0.80

	Number of Warrants	Weighted Avg. Exercise Price
Balance as at February 28, 2021 and February 29, 2020	-	$-
Warrants issued as part of finance deal	10,070,036	0.70
Broker warrants issued as part of finance deal	1,662,337	0.09
Balance as at February 28, 2022	11,732,373	$0.79